Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Accounts payable	$ 2,493	$ 2,354
Bank overdrafts and cash pooling	0	6
Repurchase agreements	2,705	2,725
Accrued expenses and taxes	4,433	4,002
Credit facilities	2,330	2,339
Borrowed funds	333	403
Accrued post-retirement benefit liability	355	268
Secured borrowings from mortgage securitization	2,119	2,158
Lease liabilities	989	952
Other financial liabilities	2,449	1,996
Obligations for securities borrowing	223	73
Collateralized loan obligation	3,247	2,816
Deferred payments liability	240	299
Other	1,739	1,718
Total other liabilities	23,655	22,109	$ 17,371
Interest expense on borrowings	167	52
Interest expenses	552	445
Borrowed funds
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	14	15
Net cash flow changes	(72)	(34)
Foreign exchange rate movements	2	8
Other financial liabilities
Disclosure of detailed information about borrowings [line items]
Interest expenses	$ 91	$ 68